Related Party Transactions (Details) - Schedule of due from affiliates - USD ($)		Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Related Party Transactions (Details) - Schedule of due from affiliates [Line Items]
Due from related parties		$ 2,614,399	$ 2,617,873	$ 3,709,772
NUKK Capital [Member]
Related Party Transactions (Details) - Schedule of due from affiliates [Line Items]
Due from related parties	[1]	144,696	144,696	144,696
TCM [Member]
Related Party Transactions (Details) - Schedule of due from affiliates [Line Items]
Due from related parties		$ 2,469,703	$ 2,473,177	$ 3,565,076

[1]	An entity controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.